PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]
	Gibraltar	Florence Copper	Total
Beginning balance as at January 1, 2024	139,690	6,096	145,786
Change in estimates	445	1,036	1,481
Accretion (Note 7)	2,780	-	2,780
Settlements	(949)	-	(949)
PER from Cariboo acquisition (Note 13)	20,027	-	20,027
Foreign exchange differences	-	445	445
Ending balance as at December 31, 2024	161,993	7,577	169,570
Change in estimates	(18,709)	8,354	(10,355)
Accretion (Note 7)	2,862	-	2,862
Settlements	(6,065)	-	(6,065)
Foreign exchange differences	-	(361)	(361)
Ending balance as at December 31, 2025	140,081	15,570	155,651